1. Summary of Significant Accounting Policies: Restricted Cash (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Restricted Cash:

Restricted Cash:

            At December 31, 2017 and 2016, the Company had cash of $4,677,945 and $2,671,957, respectively, held in restricted accounts at its insurance subsidiaries in order to comply with certain requirements imposed on insurance companies by the State of Georgia and to meet the reserve requirements of its reinsurance agreements. During 2017 and 2016, restricted cash also included escrow deposits held by the Company on behalf of certain mortgage real estate customers.